Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	5 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2016	Jun. 05, 2015	May 28, 2014	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage expenses						$ 1,711,000	$ 39,727,000	$ 28,162,000
Loan receivable from affiliate companies						23,008,000	16,474,000
Long-term receivable from affiliate companies						$ 11,105,000	0
Navios Apollon | Extended charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,500
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Libra II | Extended charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Felicity | Extended charter hire agreement
Lease term						one year
Charter hire daily rate						$ 12,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Hope | Extended charter hire agreement
Lease term						one year
Charter hire daily rate						$ 10,000
Profit sharing, Percentage allocation based on earnings						50.00%
Date of agreement						Apr. 30, 2015
Navios Pollux | New charter hire agreement 2
Charter hire daily rate						$ 11,400
Navios Gemini | Charter hire agreement
Charter hire daily rate						7,600
Navios Fantastiks | Charter hire agreement
Charter hire daily rate						12,500
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate						$ 12,000
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Lease term						9 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Lease term						12 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Profit sharing, Percentage allocation based on earnings						50.00%
Navios Fulvia | Charter hire agreement
Charter hire daily rate						$ 11,500
Date of agreement						Nov. 30, 2016
Navios Partners
Termination date of the administrative services agreement						December 2017
Management fees						$ 59,209,000	56,504,000	50,359,000
Loan receivable from affiliate companies							0
Long-term receivable from affiliate companies						$ 11,105,000
Terms of reimbursement of fees and expenses under the management agreement						Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.
Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,100						4,000
Navios Partners | Panamax vessel
Daily management fee	4,200						4,100
Navios Partners | Capesize vessel
Daily management fee	5,250						5,100
Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,700						6,500
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,400						7,200
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,750						8,500
Navios Acquisition
Termination date of the administrative services agreement						May 2020
Management fees						$ 97,866,000	95,336,000	95,827,000
Long-term receivable from affiliate companies						$ 0
Navios Acquisition | Extended management agreement
Termination date of agreement						May 31, 2020
Navios Acquisition | Amendement of management agreement
Termination date of agreement						May 31, 2018
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Management agreement
Daily management fee			$ 6,000
Fixed drydocking expenses			300,000
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Extended management agreement
Daily management fee						$ 6,000
Duration of agreements						2 years
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Amendement of management agreement
Daily management fee						$ 6,350
Navios Acquisition | LR1 product tanker vessel | Management agreement
Daily management fee			7,000
Fixed drydocking expenses			300,000
Navios Acquisition | LR1 product tanker vessel | Extended management agreement
Daily management fee						$ 7,000
Duration of agreements						2 years
Navios Acquisition | LR1 product tanker vessel | Amendement of management agreement
Management fees						$ 7,150
Navios Acquisition | VLCC vessel | Management agreement
Daily management fee			$ 10,000
Navios Acquisition | VLCC vessel | Extended management agreement
Daily management fee						$ 9,500
Duration of agreements						2 years
Navios Acquisition | VLCC vessel | Amendement of management agreement
Management fees						$ 9,500
Navios Europe I
Management fees						20,855,000	20,383,000	20,098,000
Navios Europe I | Management agreement
Duration of agreements					6 years
Navios Midstream
Management fees						20,862,000	17,613,000	$ 1,672,000
Navios Midstream | Management agreement
Duration of agreements				5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of agreement				Nov. 18, 2016
Daily management fee				$ 9,500
Navios Europe II
Management fees						$ 23,527,000	$ 9,581,000
Navios Europe II | Management agreement
Duration of agreements		6 years